Shane Daly

Vice President and

Associate General Counsel

(212) 314-3912

Fax: 212-314-3959

[AXA EQUITABLE LOGO]

March 1, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Separate Account No. 70 of AXA Equitable Life Insurance Company (the “Account”) Registration Statement Nos.:
	333-178750 and 811-22651	Retirement Cornerstone Series 12.0 Retirement Cornerstone Series 13.0 Retirement Cornerstone Series 15.0 Retirement Cornerstone Series 15A Retirement Cornerstone Series 15B
	333-182795 and 811-22651 333-182796 and 811-22651	Accumulator Series 11.0 Retirement Cornerstone Series 1.0 Retirement Cornerstone Series 11.0
333-182903 and 811-22651 333-190033 and 811-22651 333-202147 and 811-22651

Accumulator Series 13.0

Accumulator Series 13A

Investment Edge

Investment Edge 15.0

Retirement Cornerstone Series 15.0 Series E

Retirement Cornerstone Series 15A Series E

Retirement Cornerstone Series 15B Series E

	333-220167 and 811-22651 333-220168 and 811-22651	Retirement Cornerstone Series 17 Retirement Cornerstone Series 17 Series E

Commissioners:

AXA Equitable, on behalf of Registrant, has sent to contract owners the annual reports, for the period ended December 31, 2018, for the following underlying mutual funds (“Funds”) in which Registrant invests:

•	AXA Premier VIP Trust – underlying funds:

AXA Aggressive Allocation

AXA Moderate Allocation

AXA Moderate-Plus Allocation

Charter Aggressive Growth

Charter Conservative

Charter Growth

Charter Moderate

Charter Moderate Growth

CharterSM Multi-Sector Bond

CharterSM Small Cap Growth

CharterSM Small Cap Value

•	EQ Advisors Trust – underlying funds:

1290 VT Convertible Securities

1290 VT DoubleLine Dynamic Allocation

1290 VT DoubleLine Opportunistic Bond

1290 VT Energy

1290 VT Equity Income

1290 VT GAMCO Mergers & Acquisitions

1290 VT GAMCO Small Company Value

1290 VT High Yield Bond

1290 VT Low Volatility Global Equity

1290 VT Natural Resources

1290 VT Real Estate

1290 VT Small Cap Value

1290 VT SmartBeta Equity

1290 VT Socially Responsible

All Asset Growth-Alt 20

AXA 400 Managed Volatility

AXA 500 Managed Volatility

AXA 2000 Managed Volatility

AXA/AB Dynamic Aggressive Growth

AXA/AB Dynamic Growth

AXA/AB Dynamic Moderate Growth

AXA/AB Short Duration Government Bond

AXA/AB Small Cap Growth

AXA Aggressive Strategy

AXA Balanced Strategy

AXA/ClearBridge Large Cap Growth

AXA Conservative Growth Strategy

AXA Conservative Strategy

AXA/Franklin Balanced Managed Volatility

AXA/Franklin Small Cap Value Managed Volatility

AXA/Franklin Templeton Allocation Managed Volatility

AXA Global Equity Managed Volatility

AXA/Goldman Sachs Strategic Allocation

AXA Growth Strategy

AXA International Core Managed Volatility

AXA International Managed Volatility

AXA International Value Managed Volatility

AXA/Invesco Strategic Allocation

AXA/Janus Enterprise

AXA/JPMorgan Strategic Allocation

AXA Large Cap Core Managed Volatility

AXA Large Cap Growth Managed Volatility

AXA Large Cap Value Managed Volatility

AXA/Legg Mason Strategic Allocation

AXA/Loomis Sayles Growth

AXA Mid Cap Value Managed Volatility

AXA Moderate Growth Strategy

AXA/Templeton Global Equity Managed Volatility

AXA Ultra Conservative Strategy

EQ/American Century Mid Cap Value

EQ/BlackRock Basic Value Equity

EQ/Capital Guardian Research

EQ/ClearBridge Select Equity Managed Volatility

EQ/Common Stock Index

EQ/Core Bond Index

EQ/Emerging Markets Equity PLUS

EQ/Equity 500 Index

EQ/Fidelity Institutional AM® Large Cap

EQ/Franklin Rising Dividends

EQ/Franklin Strategic Income

EQ/Global Bond PLUS

EQ/Goldman Sachs Mid Cap Value

EQ/Intermediate Government Bond

EQ/International Equity Index

EQ/Invesco Comstock Portfolio

EQ/Invesco Global Real Estate

EQ/Invesco International Growth

EQ/Ivy Energy

EQ/Ivy Mid Cap Growth

EQ/Ivy Science and Technology

EQ/JPMorgan Value Opportunities Portfolio

EQ/Large Cap Growth Index

EQ/Large Cap Value Index

EQ/Lazard Emerging Markets Equity

EQ/MFS International Growth

EQ/MFS International Value

EQ/MFS Technology

EQ/MFS Utilities Series

EQ/Mid Cap Index

EQ/Money Market

EQ/Oppenheimer Global

EQ/PIMCO Global Real Return

EQ/PIMCO Real Return

EQ/PIMCO Total Return Portfolio

EQ/PIMCO Ultra Short Bond

EQ/Quality Bond PLUS

EQ/Small Company Index

EQ/T. Rowe Price Growth Stock

EQ/T. Rowe Price Health Sciences

EQ/UBS Growth and Income

Multimanager Aggressive Equity

Multimanager Core Bond

Multimanager Mid Cap Growth

Multimanager Mid Cap Value

Multimanager Technology

•	7Twelve; underlying funds:

7Twelve Balanced

•	AIM Varibale Insurance Funds – Series II:

Invesco V.I. American Franchise Fund

Invesco V.I Balanced-Risk Allocation

Invesco V.I. Diversified Dividend Fund

Invesco V.I. Equity Income Fund

Invesco V.I. Health Care Fund

Invesco V.I. High Yield Fund

Invesco V.I. Mid Cap Core Equity Fund

Invesco V.I. Small Cap Equity Fund

•	AllianceBernstein Variable Product Series Fund, Inc – Class B:

AB VPS Balanced Wealth Strategy

AB VPS Global Thematic Growth

AB VPS Growth and Income

AB VPS International Growth

AB VPS Real Estate Investment

AB VPS Small/Mid Cap Value

•	ALPS Variable Insurance Trust – Class III Shares

ALPS/Red Rocks Listed Private Equity Portfolio

•	American Century Variable Portfolios, Inc – Class II:

American Century VP Inflation Protection

American Century VP Large Company Value Fund

•	American Funds Insurance Funds Series® – Class 4:

American Funds Insurance Series® Asset Allocation FundSM

American Funds Insurance Series® Bond FundSM

American Funds Insurance Series® Global Growth FundSM

American Funds Insurance Series® Global Small Capitalization FundSM

American Funds Insurance Series® Growth-Income FundSM

American Funds Insurance Series® International Growth and Income FundSM

American Funds Insurance Series® Managed Risk Asset Allocation FundSM

American Funds Insurance Series® New World Fund®

•	Blackrock Variable Series Fund, Inc. – Class III:

BlackRock Large Cap Focus Growth V.I. Fund

•	Delaware Varibale Insurance Product (VIP) Trust – Service Class:

Delaware VIP Diversified Income Series

Delaware VIP Emerging Markets Series

Delaware VIP Limited-Term Diversified Income Series

•	Eaton Vance Variable Trust:

Eaton Vance VT Floating-Rate Income

•	Federated Insurance Series – Service Shares:

Federated High Income Bond

Federated Kaufmann

•	Fidelity Variable Insurance Products – Service Class 2:

Fidelity® VIP Asset Manager: Growth®

Fidelity® VIP Freedom 2015

Fidelity® VIP Freedom 2020

Fidelity® VIP Freedom 2025

Fidelity® VIP Freedom 2030

Fidelity® VIP Mid Cap

Fidelity® VIP Strategic Income

•	First Trust Variable Insurance Trust:

First Trust/Dow Jones Dividend & Income Allocation

First Trust Multi Income Allocation

•	Franklin Templeton Varaible Insruance Products Trust – Class 2:

Franklin Founding Funds Allocation VIP

Franklin Income VIP

Franklin Mutual Shares VIP

Templeton Developing Markets VIP

Templeton Foreign VIP

Templeton Global Bond VIP

Templeton Growth VIP

•	Guggengeim Varibale Trust:

Guggenheim VIF Global Managed Futures Strategy

Guggenheim VIF Multi-Hedge Strategy

•	Hartford:

Hartford Capital Appreciation HLS

Hartford Growth Opportunities HLS

•	IVY Variable Insurance Portfolios:

Ivy VIP Asset Strategy

Ivy VIP Global Equity Income

Ivy VIP Natural Resources

Ivy VIP High Income

Ivy VIP Micro Cap Growth

Ivy VIP Small Cap Growth

•	Janus Aspen Series – Institutional Shares:

Janus Henderson Balanced

•	Janus Aspen Series – Service Shares:

Janus Henderson Flexible Bond

Janus Henderson U.S. Low Volatility

•	JPMorgan Insurance Trust – Class 2 Shares

JPMorgan Insurance Trust Global Allocation

JPMorgan Insurance Trust Income Builder

•	Legg Mason:

ClearBridge Variable Aggressive Growth

ClearBridge Variable Appreciation

ClearBridge Variable Dividend Strategy

ClearBridge Variable Mid Cap

QS Legg Mason Dynamic Multi-Strategy VIT

•	Lord Abbett:

Lord Abbett Bond Debenture

Lord Abbett Classic Stock

Lord Abbett Growth Opportunities

•	MFS® Variable Insurance Trust – Service Class:

MFS® Investors Trust Series

MFS® Massachusetts Investors Growth Stock Series

MFS Research Series

MFS Value Series

•	Neuberger Berman:

Neuberger Berman International Equity

Neuberger Berman U.S. Equity Index PutWrite Strategy

•	PIMCO Varibale Insurance Trust – Adviser Class:

PIMCO CommodityRealReturn® Strategy

PIMCO Emerging Markets Bond

PIMCO Global Bond (Unhedged)

PIMCO Global Multi-Asset Managed Allocation

•	Profunds:

ProFund VP Bear

ProFund VP Biotechnology

•	Putman Variable Trust:

Putnam VT Multi-Asset Absolute Return Fund

Putnam VT Diversified Income Fund

Putnam VT Global Asset Allocation Fund

Putnam VT Research Fund

•	SEI Insurance Product Trust:

SEI VP Balanced Strategy

SEI VP Conservative Strategy

SEI VP Market Growth Strategy

SEI VP Market PLUS Strategy

SEI VP Moderate Strategy

•	T. Rowe Price Equity Series, Inc. – Service Class:

T. Rowe Price Equity Income Portfolio

•	Van Eck VIP Trust – Initial Shares:

VanEck VIP Global Hard Assets

VanEck VIP Unconstrained Emerging Markets Bond

Some of the funds listed above may not be available under every policy or contract offered by the Registrant.

AXA Equitable understands that the Funds have filed or will file their reports with the Commission under separate cover.

Please direct any question or comment to the undersigned.

Very truly yours,

/s/ Shane Daly
Shane Daly

AXA EQUITABLE LIFE INSURANCE COMPANY

1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104